Summary - Invesco Global Equity Fund Class Institutional | Invesco Global Equity Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund

Invesco Mid Cap Core Equity Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Income Allocation Fund

Invesco Conservative Allocation Fund

Invesco International Allocation Fund

Invesco Small Cap Growth Fund

Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries — Invesco Global Equity Fund — Principal Investment Strategies of the Fund”:

“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”